Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Condensed Consolidated Statements of Cash Flows
Net cash used in operating activities	$ (30,045)	$ (18,596)
Investing activities
Purchases of property, plant and equipment	(3,848)	(2,079)
Deposits in short-term investments	(329,102)	(491,169)
Proceeds from short-term investments	390,089	517,035
Investment in an equity investee		(8,000)
Net cash generated from investing activities	57,139	15,787
Financing activities
Proceeds from issuance of ordinary shares		720
Purchases of treasury shares	(346)	(5,451)
Dividend paid to a non-controlling shareholders of subsidiaries	(1,282)
Proceeds from bank borrowings		26,923
Repayment of bank borrowings	(26,923)	(30,000)
Payment of issuance costs	(964)	(34)
Net cash used in financing activities	(29,515)	(7,842)
Net decrease in cash and cash equivalents	(2,421)	(10,651)
Effect of exchange rate changes on cash and cash equivalents	(255)	715
Net decrease in cash and cash equivalents, including effect of exchange rate changes	(2,676)	(9,936)
Cash and cash equivalents
Cash and cash equivalents at beginning of period	86,036	85,265
Cash and cash equivalents at end of period	$ 83,360	$ 75,329